Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	AQR Funds
CIK	dei_EntityCentralIndexKey	0001444822
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 16, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 19, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
AQR Trend Total Return Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2024
AQR Trend Total Return Fund | I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QNZRX
AQR Trend Total Return Fund | N
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QNZNX
AQR Trend Total Return Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QNZIX